Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	CONCORDE FUNDS INC
Central Index Key	0000822519
Amendment Flag	false
Document Creation Date	Jan 25, 2013
Document Effective Date	Jan 31, 2013
Prospectus Date	Jan 31, 2013
CONCORDE VALUE FUND | CONCORDE VALUE FUND | CONCORDE VALUE FUND
Risk/Return:
Trading Symbol	CONVX

CONCORDE VALUE FUND | CONCORDE VALUE FUND
CONCORDE VALUE FUND
Investment Objective:
Concorde Value Fund (the “FUND”) seeks long-term growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the FUND:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	CONCORDE VALUE FUND
Maximum Sales Charges (Load) Imposed on Purchases as a percentage of offering price	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		CONCORDE VALUE FUND
Management Fees		0.90%
Other Expenses	[1]	1.23%
Total Annual Fund Operating Expenses		2.13%
[1]	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that the FUND incurs from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the FUND in the table above differ from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 2.12% for the FUND.

Example:
This Example is intended to help you compare the cost of investing in the FUND with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the FUND for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the FUND’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
CONCORDE VALUE FUND	216	667	1,144	2,462

Portfolio Turnover:
The FUND pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when FUND shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the FUND’s performance.  During the most recent fiscal year, the FUND’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies:
The FUND invests mainly (80% or more) in undervalued domestic stocks of any size market capitalization.  The FUND believes a common stock is undervalued if the market value of the outstanding common stock is less than the intrinsic value of the company issuing the common stock.  Intrinsic value is the value that a knowledgeable private investor would place on the entire company.  The FUND may also invest in foreign (non-U.S.) securities.

The FUND considers many factors in determining whether a common stock is undervalued including:

•	financial ratios such as price/earnings, price/cash flow, price/sales and total capitalization/cash flow

•	the company’s historic cash flow

•	the company’s historic and present market share

•	balance sheet condition

•	management

The FUND will typically hold an equity security until either the security price reaches at least the Advisor’s target valuation level or the FUND determines that the security’s price is unlikely to reach that level.

Principal Risks:
The risks associated with an investment in the Fund can increase during times of significant market volatility.  The principal risks of the FUND include:

•	the risk that you could lose all or a portion of your investment in the FUND;

•	the risk that certain stocks selected for the FUND’s portfolio may decline in value more than the overall stock market;

•
although the FUND invests in companies it considers undervalued relative to their peers or the general stock market, there is a risk that these securities may decline or may not reach what the Advisor believes are their full value;

•	the risk that political, social or economic instability in foreign developed markets may cause the value of the FUND’s investments in foreign securities to decline;

•	the Advisor’s investment strategy does not achieve the FUND’s objective or the Advisor does not implement the strategy properly; and

•
the FUND may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the FUND may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

The FUND is a suitable investment only for those investors who have long-term investment goals.  Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the FUND.

Performance:
 The following bar chart and table provide some indication of the risks of investing in the FUND by showing changes in the FUND’s performance from year to year and how the FUND’s average annual returns over time compare with those of a broad measure of market performance.  The FUND’s past performance (before and after taxes) is not necessarily an indication of how the FUND will perform in the future.

Calendar Year Total Returns as of 12/31

During the 10-year period shown on the bar chart, the FUND’s highest total return for a quarter was 15.33% (quarter ended June 30, 2009) and the lowest total return for a quarter was -22.51% (quarter ended December 31, 2008).

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns	Past 1 Year	Past 5 Years	Past 10 Years
CONCORDE VALUE FUND	10.79%	(3.94%)	3.06%
CONCORDE VALUE FUND After Taxes on Distributions	10.76%	(4.13%)	2.50%
CONCORDE VALUE FUND After Taxes on Distributions and Sale of Fund Shares	7.06%	(3.35%)	2.69%
CONCORDE VALUE FUND RUSSELL 3000 VALUE INDEX (reflects no deduction for fees, expenses or taxes)	17.55%	0.83%	7.54%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  The FUND’s returns after taxes on distributions and sale of FUND’s shares may be higher than the other return figures for the same period.  A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CONCORDE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Concorde Value Fund (the “FUND”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the FUND:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The FUND pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when FUND shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the FUND’s performance.  During the most recent fiscal year, the FUND’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that the FUND incurs from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the FUND in the table above differ from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 2.12% for the FUND.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the FUND with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the FUND for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the FUND’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The FUND invests mainly (80% or more) in undervalued domestic stocks of any size market capitalization.  The FUND believes a common stock is undervalued if the market value of the outstanding common stock is less than the intrinsic value of the company issuing the common stock.  Intrinsic value is the value that a knowledgeable private investor would place on the entire company.  The FUND may also invest in foreign (non-U.S.) securities.

The FUND considers many factors in determining whether a common stock is undervalued including:

•	financial ratios such as price/earnings, price/cash flow, price/sales and total capitalization/cash flow

•	the company’s historic cash flow

•	the company’s historic and present market share

•	balance sheet condition

•	management

The FUND will typically hold an equity security until either the security price reaches at least the Advisor’s target valuation level or the FUND determines that the security’s price is unlikely to reach that level.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  The principal risks of the FUND include:

•	the risk that you could lose all or a portion of your investment in the FUND;

•	the risk that certain stocks selected for the FUND’s portfolio may decline in value more than the overall stock market;

•
although the FUND invests in companies it considers undervalued relative to their peers or the general stock market, there is a risk that these securities may decline or may not reach what the Advisor believes are their full value;

•	the risk that political, social or economic instability in foreign developed markets may cause the value of the FUND’s investments in foreign securities to decline;

•	the Advisor’s investment strategy does not achieve the FUND’s objective or the Advisor does not implement the strategy properly; and

•
the FUND may invest in small and mid capitalization companies that may not have the size, resources and other assets of large capitalization companies.  As a result, the securities of small and mid capitalization companies held by the FUND may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general.

The FUND is a suitable investment only for those investors who have long-term investment goals.  Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the FUND.

Risk Lose Money [Text]	rr_RiskLoseMoney	The principal risks of the FUND include the risk that you could lose all or a portion of your investment in the FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
 The following bar chart and table provide some indication of the risks of investing in the FUND by showing changes in the FUND’s performance from year to year and how the FUND’s average annual returns over time compare with those of a broad measure of market performance.  The FUND’s past performance (before and after taxes) is not necessarily an indication of how the FUND will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the FUND by showing changes in the FUND's performance from year to year and how the FUND's average annual returns over time compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The FUND's past performance (before and after taxes) is not necessarily an indication of how the FUND will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the 10-year period shown on the bar chart, the FUND’s highest total return for a quarter was 15.33% (quarter ended June 30, 2009) and the lowest total return for a quarter was -22.51% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest total return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.51%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The FUND's returns after taxes on distributions and sale of FUND's shares may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  The FUND’s returns after taxes on distributions and sale of FUND’s shares may be higher than the other return figures for the same period.  A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
RUSSELL 3000 VALUE INDEX (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.55%
Past 5 Years	rr_AverageAnnualReturnYear05	0.83%
Past 10 Years	rr_AverageAnnualReturnYear10	7.54%
CONCORDE VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charges (Load) Imposed on Purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	1.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	216
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,462
Annual Return 2003	rr_AnnualReturn2003	21.00%
Annual Return 2004	rr_AnnualReturn2004	9.98%
Annual Return 2005	rr_AnnualReturn2005	6.08%
Annual Return 2006	rr_AnnualReturn2006	18.42%
Annual Return 2007	rr_AnnualReturn2007	(1.10%)
Annual Return 2008	rr_AnnualReturn2008	(37.76%)
Annual Return 2009	rr_AnnualReturn2009	12.65%
Annual Return 2010	rr_AnnualReturn2010	11.04%
Annual Return 2011	rr_AnnualReturn2011	(5.19%)
Annual Return 2012	rr_AnnualReturn2012	10.79%
Past 1 Year	rr_AverageAnnualReturnYear01	10.79%
Past 5 Years	rr_AverageAnnualReturnYear05	(3.94%)
Past 10 Years	rr_AverageAnnualReturnYear10	3.06%
CONCORDE VALUE FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.76%
Past 5 Years	rr_AverageAnnualReturnYear05	(4.13%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.50%
CONCORDE VALUE FUND | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.06%
Past 5 Years	rr_AverageAnnualReturnYear05	(3.35%)
Past 10 Years	rr_AverageAnnualReturnYear10	2.69%

[1]	"Other Expenses" includes Acquired Fund Fees and Expenses, which are indirect fees and expenses that the FUND incurs from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses for the FUND in the table above differ from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as Acquired Fund Fees and Expenses. Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 2.12% for the FUND.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 31, 2013